Liabilities related to associates and joint ventures - Samarco financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Events with significant effect on the income statement
Current assets.	$ 17,042	$ 15,292
Non-current assets.	74,671	72,898
Total assets	91,713	88,190
Current liabilities	13,845	9,111
Non-current liabilities	38,875	34,247
Total liabilities	52,720	43,358
Negative reserves	38,993	44,832	$ 44,772	$ 41,024
Loss for the year ended	(2,180)	6,988	6,334
Equity results and other results in associates and joint ventures	(681)	(182)	$ (82)
Samarco
Events with significant effect on the income statement
Proceeds from debt used for working capital	102	84
Short-term facilities available for operations	267
Current assets.	34	54
Non-current assets.	3,940	5,877
Total assets	3,974	5,931
Current liabilities	6,990	6,066
Non-current liabilities	5,527	4,283
Total liabilities	12,517	10,349
Negative reserves	(8,543)	(4,418)
Loss for the year ended	(4,125)	$ (640)
Equity results and other results in associates and joint ventures	$ 109